UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER DISTRIBUTION REPORT PURSUANT TO
SECTION 13 OR 15(d) OF THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from February 1, 2010 to February 28, 2010
Commission File Number of issuing entity: 333-140273-01
First National Master Note Trust

(Exact name of registrant as specified in its charter)
Commission File Number of depositor: 000-50139
First National Funding LLC

(Exact name of depositor as specified in its charter)
First National Bank of Omaha

(Exact name of sponsor as specified in its charter)
Delaware
(State or Other Jurisdiction of Incorporation or organization of the issuing entity)
N/A
(I.R.S. Employer Identification No.)

1620 Dodge Street Stop Code 3395 Omaha, Nebraska	68197

(Address of principal executive office of the issuing entity)	(Zip Code)
402-341-0500

(Telephone number, including area code)
No change

Registered reporting pursuant to (check one)

Name of Exchange
	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Title of Class
Series 2007-1, Class A	☐	☐	☑
Series 2007-1, Class B	☐	☐	☑
Series 2007-1, Class C	☐	☐	☑
Series 2009-1, Class A	☐	☐	☑
Series 2009-3, Class A	☐	☐	☑
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
Yes ☑       No ☐

PART I —DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
     The response to Item one is set forth in Exhibit 99.1 with respect to the Series 2007-1 Notes, in Exhibit 99.2 with respect to the Series 2009-1 Notes and in Exhibit 99.3 with respect to the Series 2009-3 Notes.
Item 9. Exhibits.

Exhibit No.	Document Description

99.1	Monthly Report to Series 2007-1 Noteholders

99.2	Monthly Report to Series 2009-1 Noteholders

99.3	Monthly Report to Series 2009-3 Noteholders

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.
Date: March 12, 2010

FIRST NATIONAL FUNDING LLC, as Depositor By: First National Funding Corporation, Managing Member
By	/s/ Karlyn M. Knieriem
Karlyn M. Knieriem,
Senior Vice President

INDEX TO EXHIBITS

Exhibit No.	Document Description

99.1	Monthly Report to Series 2007-1 Noteholders

99.2	Monthly Report to Series 2009-1 Noteholders

99.3	Monthly Report to Series 2009-3 Noteholders